Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Disclosure of detailed information about property, plant and equipment
Estimated remaining useful lives of the components of depreciable assets, categorized by asset class, are as follows:

Hydro generation	1-48 years
Wind and Solar generation	1-30 years
Gas generation	1-33 years
Energy Transition	1-9 years
Capital spares and other	1-48 years

Year ended Dec. 31	2024	2023	2022
Segments:
Hydro	—	(10)	21
Wind and Solar	—	(4)	43
Corporate	—	—	(2)
Changes in decommissioning and restoration provisions on retired assets(1)	24	(34)	(53)
Project development costs	22	—	—
Asset impairment charges (reversals)	46	(48)	9
(1)Changes relate to changes in discount rates and revisions in estimated decommissioning costs on retired assets in 2024, 2023 and 2022. Refer to Note 24 for further details.
A reconciliation of the changes in the carrying amount of PP&E is as follows:

	Assets under construction	Land	Hydro	Wind and Solar	Gas generation	Energy Transition	Capital spares and other(1)	Total
Cost
As at Dec. 31, 2022	963	93	840	3,233	4,530	3,974	379	14,012
Additions(2)	869	—	—	—	—	—	6	875
Disposals	—	(3)	—	—	—	(30)	—	(33)
Impairment reversals (Note 7)	—	—	10	4	—	—	—	14
Changes to decommissioning and restoration costs	—	—	3	14	(22)	3	(1)	(3)
Retirement of assets	—	—	(7)	(18)	(124)	(7)	(108)	(264)
Change in foreign exchange rates	(26)	—	—	(18)	(7)	(42)	(1)	(94)
Transfers of assets(3)	(572)	—	38	439	50	16	31	2
Transfers to finance lease receivable	—	—	—	(61)	(4)	—	—	(65)
As at Dec. 31, 2023	1,234	90	884	3,593	4,423	3,914	306	14,444
Additions(2)	279	—	—	—	10	—	22	311
Acquisitions (Note 4)	11	—	—	—	401	—	—	412
Disposals	—	(2)	—	—	(1)	(3)	—	(6)
Changes to decommissioning and restoration costs (Note 24)	—	—	16	9	13	—	—	38
Retirement of assets	—	—	(10)	(12)	(16)	—	—	(38)
Change in foreign exchange rates	28	2	—	124	—	146	2	302
Transfer to intangible assets (Note 21)	—	—	—	—	(163)	—	—	(163)
Transfers of assets(3)	(1,432)	—	43	1,205	163	14	7	—
Transfers to finance lease receivable (Note 17)	—	—	—	—	(48)	—	—	(48)
As at Dec. 31, 2024	120	90	933	4,919	4,782	4,071	337	15,252
Accumulated depreciation
As at Dec. 31, 2022	—	—	478	1,228	2,812	3,744	194	8,456
Depreciation	—	—	25	129	342	73	16	585
Retirement of assets	—	—	(4)	(15)	(101)	(7)	(108)	(235)
Disposals	—	—	—	—	—	(30)	—	(30)
Change in foreign exchange rates	—	—	—	(5)	(3)	(39)	—	(47)
Transfers of assets(3)	—	—	—	—	(1)	2	—	1
As at Dec. 31, 2023	—	—	499	1,337	3,049	3,743	102	8,730
Depreciation	—	—	37	170	221	62	28	518
Retirement of assets	—	—	(9)	(9)	(15)	—	—	(33)
Disposals	—	—	—	—	—	(2)	—	(2)
Change in foreign exchange rates	—	—	—	23	1	138	—	162
Transfer to intangible assets (Note 21)	—	—	—	—	(143)	—	—	(143)
As at Dec. 31, 2024	—	—	527	1,521	3,113	3,941	130	9,232
Carrying amount
As at Dec. 31, 2022	963	93	362	2,005	1,718	230	185	5,556
As at Dec. 31, 2023	1,234	90	385	2,256	1,374	171	204	5,714
As at Dec. 31, 2024	120	90	406	3,398	1,669	130	207	6,020
(1)Includes major spare parts and standby equipment available, but not in service.
(2)In 2024, the Company capitalized $16 million (2023 — $57 million) of interest to PP&E at a weighted average rate of 6.52 per cent (2023 — 6.3 per cent).
(3)Includes transfers of assets upon commissioning to assets in service and other movements.

Disclosure of detailed information about intangible assets
Intangible assets consist of power sale contracts with fixed prices higher than market prices at the date of acquisition, software and intangibles under development. Estimated remaining useful lives of intangible assets are as follows:

Software	1-7 years
Power sale contracts	1-17 years